Income Taxes - Summary of Domestic and Foreign Components of Net Income Before Income Tax (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of geographical areas [line items]
Net income before income taxes	$ (1,596.5)	₨ (116,727.3)	₨ (109,339.6)	₨ (317,553.1)
India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	(392.6)	(28,703.4)	(57,230.3)	27,429.8
Other than India [Member]
Disclosure of geographical areas [line items]
Net income before income taxes	$ (1,203.9)	₨ (88,023.9)	₨ (52,109.3)	₨ (344,982.9)